SHARE-BASED COMPENSATION - Narratives (Details) ¥ / shares in Units, ¥ in Thousands																				12 Months Ended
	Mar. 26, 2018 ¥ / shares shares	Dec. 25, 2017 ¥ / shares shares	Jul. 07, 2017 individual item ¥ / shares shares	Jun. 23, 2017 ¥ / shares shares	Jun. 21, 2017 ¥ / shares shares	Apr. 21, 2017 item ¥ / shares shares	Dec. 25, 2016 item	Dec. 23, 2016 ¥ / shares shares	Aug. 26, 2016 individual ¥ / shares shares	Jul. 21, 2016 item	Jul. 07, 2016 JPY (¥)	Jun. 23, 2016 item	Jun. 22, 2016 individual ¥ / shares shares	Aug. 01, 2015 individual ¥ / shares shares	May 28, 2015 individual ¥ / shares shares	May 22, 2014 individual ¥ / shares shares	May 31, 2013 individual ¥ / shares shares	May 15, 2013 ¥ / shares shares	Jun. 21, 2012 individual ¥ / shares shares	Mar. 31, 2018 JPY (¥) ¥ / shares shares	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥)
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares																				1,099,400
Exercise price (in yen or USD per share) | ¥ / shares																				¥ 736
Cash received from exercise of stock options | ¥																				¥ 31,012	¥ 184,375	¥ 21,197
6th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares																			160,000
Exercise price (in yen or USD per share) | ¥ / shares																			¥ 810
Vesting period																			3 years
Options exercisable period																			3 years
6th series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | individual																			2
6th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | individual																			12
6th series Stock Option Grant | Statutory auditors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | individual																			2
6th series Stock Option Grant | External advisors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | individual																			6
7th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares																	300,000
Exercise price (in yen or USD per share) | ¥ / shares																	¥ 469
Vesting period																	3 years
Options exercisable period																	3 years
7th series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | individual																	5
7th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | individual																	17
7th series Stock Option Grant | Employees of subsidiaries
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | individual																	25
8th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares																		88,000
Exercise price (in yen or USD per share) | ¥ / shares																		¥ 5.03
Cash received from exercise of stock options | ¥																					¥ 49,412
9th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares																200,000
Exercise price (in yen or USD per share) | ¥ / shares																¥ 489
Vesting period																3 years
Options exercisable period																3 years
9th series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | individual																5
9th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | individual																19
11th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares															200,000
Exercise price (in yen or USD per share) | ¥ / shares															¥ 1,029
Vesting period															3 years
Options exercisable period															3 years
11th series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | individual															6
11th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | individual															38
12th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares														60,000
Exercise price (in yen or USD per share) | ¥ / shares														¥ 930
Vesting period														3 years
Options exercisable period														3 years
12th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | individual														12
13th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares													140,000
Exercise price (in yen or USD per share) | ¥ / shares													¥ 1,181
Vesting period													3 years
Options exercisable period													3 years
13th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | individual													45
14th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares									70,000
Exercise price (in yen or USD per share) | ¥ / shares									¥ 809
Vesting period									3 years
Options exercisable period									3 years
14th series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | individual									34
15th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares								15,000
Exercise price (in yen or USD per share) | ¥ / shares								¥ 901
Vesting period								3 years
Options exercisable period								3 years
16th Series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares						105,000
Exercise price (in yen or USD per share) | ¥ / shares						¥ 774
Vesting period						3 years
Options exercisable period						3 years
16th Series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | item						6
17th Series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares			751,000
Exercise price (in yen or USD per share) | ¥ / shares			¥ 731
Cash received from exercise of stock options | ¥											¥ 31,542
Number of grantees to whom award is granted | individual			2
Vesting period			3 years
17th Series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | item			39
18th Series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares				70,000
Exercise price (in yen or USD per share) | ¥ / shares				¥ 763
Vesting period				3 years
Options exercisable period				3 years
18th Series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | item												39
19th Series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares					6,000
Exercise price (in yen or USD per share) | ¥ / shares					¥ 806
19th Series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | item										2
20th Series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares		145,000
Exercise price (in yen or USD per share) | ¥ / shares		¥ 706
Vesting period		3 years
Options exercisable period		3 years
20th Series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | item							8
21st Series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares	22,400
Exercise price (in yen or USD per share) | ¥ / shares	¥ 830
Vesting period	3 years
Options exercisable period	3 years